Investment Strategy	Aug. 31, 2025
Vanguard Emerging Markets Ex-China ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging ex-China Index (the “Target Index”), a market-capitalization weighted index that consists of common stocks of large- and mid-cap companies located in emerging markets around the world, excluding China. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index and in securities that the advisor determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Target Index. These key characteristics include the industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Retail Prospectus [Member] | Vanguard U.S. Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by U.S. companies. The Fund has multiple investment advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund. The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Retail Prospectus [Member] | Vanguard International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in stocks of companies located outside the United States. The Fund is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Fund’s advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund has multiple investment advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.
Retail Prospectus [Member] | Vanguard Global Wellington Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, typically investing 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying equity securities of established large- and mid-size U.S. and foreign companies. In choosing these securities, the advisor seeks to invest in stocks of companies that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks.The Fund invests the remaining 30% to 40% of its assets mainly in U.S. and foreign fixed income securities of any maturity that the advisor believes will generate a moderate level of current income. These fixed income securities may include corporate bonds, government and agency bonds, and/or asset-backed, mortgage-backed, or mortgage-related securities. The Fund may also invest in foreign currency bonds. In an effort to manage the currency risk associated with investing in foreign currency bonds, the Fund may attempt to hedge its foreign currency exposure. The Fund hedges its foreign currency exposure primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.
Retail Prospectus [Member] | Vanguard Global Wellesley Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, typically investing 60% to 70% of its assets in U.S. and foreign investment-grade fixed income securities that the advisor believes will generate a moderate level of current income. These fixed income securities may include corporate bonds, government and agency bonds, and/or asset-backed, mortgage-backed, or mortgage-related securities. In an effort to manage the currency risk associated with investing in foreign currency bonds, the Fund may attempt to hedge its foreign currency exposure. The Fund hedges its foreign currency exposure primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.The Fund invests the remaining 30% to 40% of its assets mainly in equity securities of large and mid-size U.S. and foreign companies that have a history of above-average dividends or expectations of increasing dividends.
Institutional Prospectus [Member] | Vanguard Extended Duration Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index (the “Target Index”), which includes zero-coupon U.S. Treasury securities (“Treasury STRIPS”) with maturities ranging from 20 to 30 years. Treasury STRIPS are backed by the full faith and credit of the U.S. government and represent a single coupon (principal) payment from a U.S. Treasury security that has been “stripped” into separately tradable components. Treasury STRIPS are referred to as “zero-coupon” because they do not pay interest—the only time an investor receives payment for a Treasury STRIP is at its maturity. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. Treasury securities that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics.Duration is a measure of the price sensitivity of a bond or a bond fund to changes in interest rates. For example, if a bond has a duration of two years, its price would fall by approximately 2% when interest rates rise by 1%. On the other hand, the bond’s price would rise by approximately 2% when interest rates fall by 1%. The Fund seeks to maintain a dollar-weighted average duration with that of the Target Index, which was 23.8 years as of August 31, 2025. The Fund also seeks to maintain a dollar-weighted average maturity with that of the Target Index, which was 24.4 years as of August 31, 2025.
Institutional Prospectus [Member] | Vanguard FTSE Social Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE US Choice Index (the “Target Index”), a market capitalization-weighted index made up of large- and mid-cap stocks of companies that are screened for certain environmental, social, and corporate governance (ESG) criteria by the index provider, FTSE Russell. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index.The Target Index excludes the stocks of companies that the index provider determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, tobacco, cannabis, gambling, chemical and biological weapons, cluster munitions, anti-personnel mines, nuclear weapons, conventional military weapons, civilian firearms, nuclear power, and coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the index provider can vary from one activity or business segment to another. The Target Index’s methodology also excludes the stocks of companies that, as the index provider determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria. The components of the Target Index are likely to change over time.The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Institutional Prospectus [Member] | Vanguard Mega Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index (the “Target Index”). The Target Index is a float-adjusted, market capitalization-weighted index designed to measure equity market performance of the top 70% of investable U.S. equity market capitalization, as determined by the index provider (“mega-capitalization stocks”). Mega-capitalization stocks are a subset of large-capitalization stocks (also as determined by the index provider) and generally have the largest market capitalization in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Institutional Prospectus [Member] | Vanguard Mega Cap Value Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the CRSP U.S. Mega Cap Value Index (the “Target Index”). The Target Index is a float-adjusted, market capitalization-weighted index designed to measure equity market performance of value companies in the top 70% of investable U.S. equity market capitalization, as determined by the index provider (“mega-capitalization stocks”). Mega-capitalization stocks are a subset of large-capitalization stocks (also as determined by the index provider) and generally have the largest market capitalization in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard Extended Duration Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index (the “Target Index”), which includes zero-coupon U.S. Treasury securities (“Treasury STRIPS”) with maturities ranging from 20 to 30 years. Treasury STRIPS are backed by the full faith and credit of the U.S. government and represent a single coupon (principal) payment from a U.S. Treasury security that has been “stripped” into separately tradable components. Treasury STRIPS are referred to as “zero-coupon” because they do not pay interest—the only time an investor receives payment for a Treasury STRIP is at its maturity. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. Treasury securities that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics.Duration is a measure of the price sensitivity of a bond or a bond fund to changes in interest rates. For example, if a bond has a duration of two years, its price would fall by approximately 2% when interest rates rise by 1%. On the other hand, the bond’s price would rise by approximately 2% when interest rates fall by 1%. The Fund seeks to maintain a dollar-weighted average duration with that of the Target Index, which was 23.8 years as of August 31, 2025. The Fund also seeks to maintain a dollar-weighted average maturity with that of the Target Index, which was 24.4 years as of August 31, 2025.
ETF Prospectus [Member] | Vanguard Communication Services Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Communication Services 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the communication services sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS communication services sector is made up of companies that facilitate communication and offer related content and information through various mediums. It includes telecommunication companies and media and entertainment companies, including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Consumer Discretionary Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS consumer discretionary sector is made up of those companies that tend to be the most sensitive to economic cycles. Its manufacturing segment includes automotive, household durable goods, textiles and apparel, and leisure equipment. Its services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Consumer Staples Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Energy Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Energy 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS energy sector is made up of companies engaged in exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Financials Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS financials sector is made up of companies involved in banking, thrifts and mortgage finance, consumer finance, specialized finance, asset management and custody banks, investment banking and brokerage, and insurance. It also includes Financial Exchanges and Data and Mortgage REITS.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment
Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Health Care Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS health care sector includes health care provider and services companies, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard Industrials Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS industrials sector is made up of companies that manufacture and distribute capital goods such as aerospace and defense, building products, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, and research and consulting services. It also includes companies that provide transportation services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard Information Technology Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS information technology sector is made up of companies that offer software and information technology services as well as manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Materials Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS materials sector is made up of companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Utilities Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS utilities sector is made up of electric, gas, and water utility companies. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
ETF Prospectus [Member] | Vanguard Mega Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index (the “Target Index”). The Target Index is a float-adjusted, market capitalization-weighted index designed to measure equity market performance of the top 70% of investable U.S. equity market capitalization, as determined by the index provider (“mega-capitalization stocks”). Mega-capitalization stocks are a subset of large-capitalization stocks (also as determined by the index provider) and generally have the largest market capitalization in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
ETF Prospectus [Member] | Vanguard Mega Cap Value Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the CRSP U.S. Mega Cap Value Index (the “Target Index”). The Target Index is a float-adjusted, market capitalization-weighted index designed to measure equity market performance of value companies in the top 70% of investable U.S. equity market capitalization, as determined by the index provider (“mega-capitalization stocks”). Mega-capitalization stocks are a subset of large-capitalization stocks (also as determined by the index provider) and generally have the largest market capitalization in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard ESG U.S. Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE US All Cap Choice Index (the “Target Index”), a market capitalization-weighted index made up of large-, mid-, and small-cap stocks of companies located in the United States that are screened for certain environmental, social, and corporate governance (ESG) criteria by the index provider, FTSE Russell. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index.The Target Index excludes the stocks of companies that the index provider determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, tobacco, cannabis, gambling, chemical and biological weapons, cluster munitions, anti-personnel mines, nuclear weapons, conventional military weapons, civilian firearms, nuclear power, and coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the index provider can vary from one activity or business segment to another. The Target Index’s methodology also excludes the stocks of companies that, as the index provider determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria. The components of the Target Index are likely to change over time.The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
ETF Prospectus [Member] | Vanguard ESG International Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Choice Index (the “Target Index”), a market capitalization-weighted index made up of large-, mid-, and small-cap stocks of companies in developed and emerging markets, excluding the United States, that are screened for certain environmental, social, and corporate governance (ESG) criteria by the index provider, FTSE Russell. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Target Index excludes the stocks of companies that the index provider determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, tobacco, cannabis, gambling, chemical and biological weapons, cluster munitions, anti-personnel mines, nuclear weapons, conventional military weapons, civilian firearms, nuclear power, and coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the index provider can vary from one activity or business segment to another. The Target Index’s methodology also excludes the stocks of companies that, as the index provider determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria. The components of the Target Index are likely to change over time.The Fund invests by sampling the Target Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Target Index in terms of key characteristics.
ETF Prospectus [Member] | Vanguard ESG U.S. Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg MSCI US Corporate SRI Select Index (the “Target Index”). The Target Index is a subset of the Bloomberg U.S. Corporate Index, which serves as the universe of eligible bonds for use in constructing the Target Index and includes U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Target Index excludes bonds with maturities of less than 1 year and with less than $750 million outstanding and is screened for certain ESG criteria by the index provider. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Target Index excludes the bonds of companies that the index provider determines engage in (which may include manufacturing, owning, and operating), have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, gambling, tobacco, nuclear weapons, controversial weapons, conventional weapons, civilian firearms, nuclear power, and thermal coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the index provider can vary from one activity or business segment to another. The Target Index also excludes the bonds of any company that, as determined by the index provider, does not meet certain standards defined by the index provider with respect to an ESG controversies assessment (which measures a company’s involvement in major ESG controversies and how well the company adheres to international norms and principles) or does not have an ESG controversies assessment score. If MSCI, the index provider’s data source, has insufficient or no data available to adequately assess a particular issuer relative to the Target Index’s ESG criteria, bonds of such issuer may be excluded from the Target Index until they are determined to be eligible by MSCI. Additionally, the Target Index excludes bonds of companies that fail to have at least one woman on their board of directors and companies for which the index provider does not have board diversity data.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index.
Admiral Prospectus [Member] | Vanguard FTSE Social Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE US Choice Index (the “Target Index”), a market capitalization-weighted index made up of large- and mid-cap stocks of companies that are screened for certain environmental, social, and corporate governance (ESG) criteria by the index provider, FTSE Russell. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index.The Target Index excludes the stocks of companies that the index provider determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, tobacco, cannabis, gambling, chemical and biological weapons, cluster munitions, anti-personnel mines, nuclear weapons, conventional military weapons, civilian firearms, nuclear power, and coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the index provider can vary from one activity or business segment to another. The Target Index’s methodology also excludes the stocks of companies that, as the index provider determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria. The components of the Target Index are likely to change over time.The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Admiral Prospectus [Member] | Vanguard Communication Services Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Communication Services 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the communication services sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS communication services sector is made up of companies that facilitate communication and offer related content and information through various mediums. It includes telecommunication companies and media and entertainment companies, including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Admiral Prospectus [Member] | Vanguard Consumer Discretionary Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS consumer discretionary sector is made up of those companies that tend to be the most sensitive to economic cycles. Its manufacturing segment includes automotive, household durable goods, textiles and apparel, and leisure equipment. Its services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Admiral Prospectus [Member] | Vanguard Consumer Staples Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Admiral Prospectus [Member] | Vanguard Energy Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Energy 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS energy sector is made up of companies engaged in exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Admiral Prospectus [Member] | Vanguard Financials Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS financials sector is made up of companies involved in banking, thrifts and mortgage finance, consumer finance, specialized finance, asset management and custody banks, investment banking and brokerage, and insurance. It also includes Financial Exchanges and Data and Mortgage REITS.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Admiral Prospectus [Member] | Vanguard Health Care Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS health care sector includes health care provider and services companies, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Admiral Prospectus [Member] | Vanguard Industrials Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS industrials sector is made up of companies that manufacture and distribute capital goods such as aerospace and defense, building products, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, and research and consulting services. It also includes companies that provide transportation services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Admiral Prospectus [Member] | Vanguard Information Technology Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS information technology sector is made up of companies that offer software and information technology services as well as manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Admiral Prospectus [Member] | Vanguard Materials Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS materials sector is made up of companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.
Admiral Prospectus [Member] | Vanguard Utilities Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS utilities sector is made up of electric, gas, and water utility companies. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.